Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2015
Fair Value Disclosures [Abstract]
Schedule Of Fair Value Measurements, By Major Security Type

The following table summarizes, by major security type, our cash equivalents and short-term investments that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy as of June 30, 2015, in thousands:

	Fair Value Measurements at June 30, 2015
	Balance	Level 1	Level 2	Level 3
Cash equivalents:
Money market funds	$18,753	$18,753	$—	$—
Short-term investments:
Government sponsored entities	13,316	—	13,316	—
Corporate debt securities	8,933	—	8,933	—
Commercial paper	3,896	—	3,896	—

Total short-term investments	26,145	—	26,145	—

Total	$44,898	$18,753	$26,145	$—

Significant Impact of Changes in Assumptions on Fair Value of Derivative Liabilities

The following table provides a reconciliation of all liabilities measured at fair value using Level 3 significant unobservable inputs:

Derivative Liabilities (In thousands)
Balance at December 31, 2014	$196
Change in fair value(1)	307

Balance at June 30, 2015	$503

(1)	The amount is included within research and development expenses on our condensed statement of operations and comprehensive loss. The change in fair value of the derivative liability for the three and six months ended June 30, 2015 was $210,000 and $307,000, respectively.